UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23606

E-VALUATOR FUNDS TRUST
(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 620
Bloomington, MN 55437
(Address of principal executive offices) (Zip code)

Kevin R. Miller
7760 France Avenue South, Suite 620
Bloomington, MN 55437
(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 621-9877

Date of fiscal year end: September 30

Date of reporting period: June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2021 TO JUNE 30, 2022

The E-Valuator Very Conservative (0%-15%) RMS Fund July 1, 2021-June 30, 2022 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
JP Morgan US Value Factor ETF	JVAL	46641Q753	October 27, 2021	Election of 16 Directors	Issuer	Y	For	For
SCHWAB U.S. DIVIDEND EQUITY ETF	SCHD	808524797	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. TIPS ETF	SCHP	808524870	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX ETF	SFNNX	808509376	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHG	808524300	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL US LARGE CO INDEX ETF	FNDX	808524771	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For

The E-Valuator Conservative (15%-30%) RMS Fund July 1, 2021-June 30, 2022 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
Renaissance International IPO ETF	IPOS	000759937	July 23, 2021	ELECTION OF DIRECTOR: Warren K. Greene ELECTION OF DIRECTOR: Wakter E. Auch Jr. ELECTION OF DIRECTOR: Deborah Fuhr ELECTION OF DIRECTOR: Kathleen Shelton Smith	Issuer	Y	For	For
JP Morgan US Value Factor ETF	JVAL	46641Q753	October 27, 2021	Election of 16 Directors	Issuer	Y	For	For
SCHWAB FUNDAMTL INTRL LARGE CO INDX ETF	FNDF	808524755	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHG	808524300	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. TIPS ETF	SCHP	808524870	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL EMERGING MARKET LG CO INDEX ETF	FNDE	808524730	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL US LARGE CO INDEX ETF	FNDX	808524771	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB INTL SMALL-CAP EQUITY ETF	SCHC	808524888	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. DIVIDEND EQUITY ETF	SCHD	808524797	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund July 1, 2021-June 30, 2022 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
Renaissance International IPO ETF	IPOS	000759937	July 23, 2021	ELECTION OF DIRECTOR: Warren K. Greene ELECTION OF DIRECTOR: Wakter E. Auch Jr. ELECTION OF DIRECTOR: Deborah Fuhr ELECTION OF DIRECTOR: Kathleen Shelton Smith	Issuer	Y	For	For
JP Morgan US Value Factor ETF	JVAL	46641Q753	October 27, 2021	Election of 16 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL EMERGING MARKET LG CO INDEX ETF	FNDE	808524730	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB INTL SMALL-CAP EQUITY ETF	SCHC	808524888	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHG	808524300	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL US LARGE CO INDEX ETF	FNDX	808524771	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX ETF	SFNNX	808509376	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. TIPS ETF	SCHP	808524870	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. DIVIDEND EQUITY ETF	SCHD	808524797	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For

The E-Valuator Moderate (50%-70%) RMS Fund July 1, 2021-June 30, 2022 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
Renaissance International IPO ETF	IPOS	000759937	July 23, 2021	ELECTION OF DIRECTOR: Warren K. Greene ELECTION OF DIRECTOR: Wakter E. Auch Jr. ELECTION OF DIRECTOR: Deborah Fuhr ELECTION OF DIRECTOR: Kathleen Shelton Smith	Issuer	Y	For	For
JP Morgan US Value Factor ETF	JVAL	46641Q753	October 27, 2021	Election of 16 Directors	Issuer	Y	For	For
SCHWAB U.S. TIPS ETF	SCHP	808524870	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. DIVIDEND EQUITY ETF	SCHD	808524797	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHG	808524300	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. MID-CAP ETF	SCHM	808524508	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB INTL SMALL-CAP EQUITY ETF	SCHC	808524888	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL EMERGING MARKET LG CO INDEX ETF	FNDE	808524730	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMTL INTRL LARGE CO INDX ETF	FNDF	808524755	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL US LARGE CO INDEX ETF	FNDX	808524771	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For

The E-Valuator Growth (70%-85%) RMS Fund July 1, 2021-June 30, 2022 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
Renaissance International IPO ETF	IPOS	000759937	July 23, 2021	ELECTION OF DIRECTOR: Warren K. Greene ELECTION OF DIRECTOR: Wakter E. Auch Jr. ELECTION OF DIRECTOR: Deborah Fuhr ELECTION OF DIRECTOR: Kathleen Shelton Smith	Issuer	Y	For	For
JP Morgan US Value Factor ETF	JVAL	46641Q753	October 27, 2021	Election of 16 Directors	Issuer	Y	For	For
SCHWAB U.S. DIVIDEND EQUITY ETF	SCHD	808524797	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. MID-CAP ETF	SCHM	808524508	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. TIPS ETF	SCHP	808524870	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB INTL SMALL-CAP EQUITY ETF	SCHC	808524888	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMTL INTRL LARGE CO INDX ETF	FNDF	808524755	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHG	808524300	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL EMERGING MARKET LG CO INDEX ETF	FNDE	808524730	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL US LARGE CO INDEX ETF	FNDX	808524771	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For

The E-Valuator Aggressive Growth (85%-99%) RMS Fund July 1, 2021-June 30, 2022 Issuer Name	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Proposal/Description of the Matter Voted	Proposed by Issurer/Shareholder	Did Fund Cast Vote on Matter (Y/N)	How Vote was Cast (For/Against Proposal or Abstain)	Fund Vote For/ Against Management
Renaissance International IPO ETF	IPOS	000759937	July 23, 2021	ELECTION OF DIRECTOR: Warren K. Greene ELECTION OF DIRECTOR: Wakter E. Auch Jr. ELECTION OF DIRECTOR: Deborah Fuhr ELECTION OF DIRECTOR: Kathleen Shelton Smith	Issuer	Y	For	For
JP Morgan US Value Factor ETF	JVAL	46641Q753	October 27, 2021	Election of 16 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL EMERGING MARKET LG CO INDEX ETF	FNDE	808524730	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMENTAL US LARGE CO INDEX ETF	FNDX	808524771	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHG	808524300	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB INTL SMALL-CAP EQUITY ETF	SCHC	808524888	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. MID-CAP ETF	SCHM	808524508	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. DIVIDEND EQUITY ETF	SCHD	808524797	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB U.S. TIPS ETF	SCHP	808524870	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For
SCHWAB FUNDAMTL INTRL LARGE CO INDX ETF	FNDF	808524755	June 1, 2022	Election of 10 Directors	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: E-VALUATOR FUNDS TRUST

By (Signature and Title)	/s/ Collin J. Miller
Collin J. Miller
Vice President

Date: 8/24/2022